LEASES (Details 1) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Six months ending December 31, 2021	$ 158,212
2022	18,792	$ 184,480
2023		84,175
Total undiscounted cash flows	177,004	268,656
Less: 10% Present value discount	(15,250)	(26,025)
Lease liability	$ 161,754	$ 242,631	$ 388,398